Annual Total Returns [BarChart] - Pioneer Equity Income VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.03%
Annual Return 2012	10.30%
Annual Return 2013	29.10%
Annual Return 2014	13.07%
Annual Return 2015	0.50%
Annual Return 2016	19.80%
Annual Return 2017	15.45%
Annual Return 2018	(8.59%)
Annual Return 2019	25.56%
Annual Return 2020	(0.04%)